Subsequent Events (Details)																														1 Months Ended						3 Months Ended						9 Months Ended	12 Months Ended
	Jan. 15, 2026 USD ($) shares	Jan. 12, 2026 $ / shares shares	Dec. 31, 2025 shares	Dec. 30, 2025 USD ($)	Dec. 30, 2025 ILS (₪)	Dec. 16, 2025 USD ($) $ / shares shares	Dec. 08, 2025 USD ($)	Nov. 28, 2025 USD ($) $ / shares shares	Nov. 25, 2025 USD ($) $ / shares shares	Nov. 13, 2025 shares	Oct. 09, 2025 USD ($) shares	Sep. 26, 2025 USD ($)	Sep. 19, 2025 USD ($) $ / shares shares	Sep. 15, 2025 USD ($) $ / shares shares	Sep. 04, 2025 USD ($) $ / shares shares	Sep. 01, 2025 USD ($)	Sep. 01, 2025 ILS (₪)	Aug. 28, 2025 USD ($) $ / shares shares	Aug. 20, 2025 USD ($) shares	Aug. 05, 2025 GBP (£) shares	Jun. 15, 2025 USD ($)	May 13, 2025 USD ($)	Feb. 11, 2025 USD ($)	Dec. 18, 2024 USD ($) $ / shares shares	Dec. 16, 2024 USD ($) shares	Dec. 15, 2024 shares	Dec. 31, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares		Jul. 31, 2025 USD ($)	Feb. 28, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares		Nov. 30, 2024 USD ($) shares	Dec. 31, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 ILS (₪) shares	Sep. 30, 2025 GBP (£) shares	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2024 GBP (£) shares	Sep. 30, 2023 USD ($) $ / shares shares		Nov. 06, 2025	Sep. 01, 2025 ILS (₪)	Aug. 05, 2025 $ / shares shares	Jul. 30, 2025	Nov. 13, 2024 $ / shares
Subsequent Events [Line Items]
Exercise amount (in Dollars) | $																														$ 1,000,000
Price per share (in Dollars per share) | $ / shares																																																				$ 2.39
Common stock par valuee (in Dollars per share) | $ / shares																												$ 0.0001	[1]			$ 0.0001	[1]			$ 0.0001			$ 0.0001	[1]			$ 0.0001	[1]		$ 0.0001	[1]
Priced IPO units																									1,337,500							690,000		138,556
Shares of common stock																								1,666,666				8,767
Percentage of purchase price				75.00%	75.00%																																		10.00%		10.00%
Convertible debt (in Dollars) | $	$ 3,250,000																															$ 1,015,000							$ 1,015,000				$ 1,199,000
Accrue interest rate	6.00%
Common stock reserved for issuance																																5,934,289				6,501,895			5,934,289
Acquire a controlling interest														100.00%
Consideration amount (in Dollars)																																										£ 1,000	$ 1,255		£ 1,000
Sponsor acquired units																								1
Percentage of issued and outstanding capital		100.00%
Issuance shares of common stock																										2,385,170
Value issued | $																								$ 9,999,996								$ 464,000						$ 3,055,814
Installment payables | ₪																	₪ 5,950,000
Percentage of number of escrow shares																																							25.00%		25.00%
Purchase price of escrow shares																																							$ 3,500,000		₪ 11,900,000
Stock Issued During Period New Units																																							200		200
Price per share (in Dollars per share) | $ / shares																								$ 6
Purchase of common stock																												1,259,333	[1]			4,930,531	[1]			11,096,264			4,930,531	[1]			2,098,999	[1]		1,259,333	[1]
Preferred stock stated value (in Dollars) | $																													[1]				[1]							[1]				[1]			[1]
Conversion price per share (in Dollars per share) | $ / shares															$ 4.89
Consecutive trading days																																							10 years		10 years	10 days
Percentage of purchase price															1.50%
Value of listed securities (in Dollars) | $																																											$ 270,563
Issued shares																											47,533
Forecast [Member]
Subsequent Events [Line Items]
Restricted shares issued	1,850,000										377,432							310,000
Units sold								2,250,000	2,250,000
Price per share (in Dollars per share) | $ / shares								$ 10	$ 10						$ 6.76
Gross proceeds (in Dollars) | $								$ 172,500,000	$ 150,000,000
Common stock par valuee (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Number of rights								1	1
Number of shares								1	1
Priced IPO units								17,250,000
Options to purchase of units								2,250,000
Shares of common stock													250,000,000
Salary per month (in Dollars) | $							$ 7,500
Acquire percentage						100.00%
Exercise price per share (in Dollars per share) | $ / shares		$ 1.5							$ 10						$ 0.001
Investor common stock value (in Dollars) | $						$ 250,000,000
Percentage of purchase price																75.00%	75.00%
Percentage of issued and outstanding share capital		100.00%												100.00%		100.00%	100.00%
Company shares issued		4,770,340
Purchase shares		12,017,648
Lending amount (in Dollars) | $																						$ 1,800,000
Consideration amount (in Dollars) | $														$ 21,000,000
Cash														3,000,000		$ 10,500,000																																	₪ 35,700,000
Sponsor acquired units									255,000
Pay the liquidated damages (in Dollars) | $														$ 3,000,000
Convert shares of common stock															10,224
Issuance shares of common stock																				123,860
First payment of the company (in Dollars) | $																			$ 100,000
Purchase units																			20
Achieves the percentage of revenue targets																			125.00%
Receive the percentage of credit on annual purchase																			8.00%
Credit line (in Dollars) | $																		$ 2
Value issued													$ 1,250,000			14	₪ 47,600,000
Installment payables | $																1,750,000
Principal amount | $																$ 8,750,000
Case interest accrues																10.00%																																	10.00%
Cash payments (in New Shekels) | ₪																	666,667
Working capital (in New Shekels) | ₪																																																	₪ 2,000,000
Aggregate Purchase Price (in Dollars) | $															$ 10,000,000
Unit per price (in Dollars) | $															$ 50,000
Price per share (in Dollars per share) | $ / shares															$ 0.0001
Conversion price per share (in Dollars per share) | $ / shares															$ 4.89
Beneficial ownership percentage															9.90%
Consecutive trading days															10 days
Percentage of purchase price															1.50%
Percentage of gross proceeds															7.00%
Percentage of gross proceeds															4.00%
Price per share (in Dollars per share) | $ / shares													$ 0.0001
Discounted price percentage													97.50%
Trading volume percentage													20.00%
Percentage of shares outstanding													19.99%
Value of listed securities (in Dollars) | $												$ 50,000,000	$ 50,000,000
Consecutive business days												10 days						10 days
August 2025 Pre-funded Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Restricted shares issued											1,702,070
Warrants [Member]
Subsequent Events [Line Items]
Exercise of warrants																																										4,111,665
Common stock reserved for issuance																																5,465,249							5,465,249
Purchase of common stock																																				4,899,166
Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares															$ 0.01
Aggregate shares of common stock						3,191,400
Exercise price per share (in Dollars per share) | $ / shares						$ 5.405								$ 1.5				$ 4.4
Sponsor acquired units														12,017,648
Purchase of common stock															15,957
Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Exercise of warrants																																				1,353,333
Shares of common stock																															83,333
Exercise price per share (in Dollars per share) | $ / shares																																$ 0.0001				$ 0.0001			$ 0.0001
Pre-Funded Warrant [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sponsor acquired units																																																		1,702,088
June 2024 Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise of warrants											150,000
November 2024 Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise of warrants											351,424
Directors [Member]
Subsequent Events [Line Items]
Value issued | $																									$ 690,000
Nukk Picolo [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest																			51.00%
Common Stock [Member]
Subsequent Events [Line Items]
Priced IPO units																																		110,707					340,100		340,100
Shares of common stock																																		319,952	94,710			83,332
Aggregate shares of common stock																																				1,434	84,276
Purchase shares																																														1,259,333
Issuance shares of common stock																																											8,767		8,767
Value issued | $																									$ 1,859,125									$ 771,085				$ 8
Value of listed securities (in Dollars) | $																																											$ 1
Issued shares																																				310,000
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock par valuee (in Dollars per share) | $ / shares															$ 0.0001
Exercise price per share (in Dollars per share) | $ / shares															5.405
Sponsor acquired units														4,770,340
Convert shares of common stock																				243,155
Percentage of shares outstanding													9.99%
Common Stock [Member] | Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Common stock par valuee (in Dollars per share) | $ / shares																																$ 0.0001				$ 0.0001			$ 0.0001
SC Capital II Sponsor LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share) | $ / shares								$ 10	$ 10
Tiltan Software Engineering Ltd [Member]
Subsequent Events [Line Items]
Percentage of acquisition				100.00%	100.00%
Business combination consideration transferred				$ 14,000,000	₪ 47,600,000
Nimbus Drones Technologies and Marketing Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of acquisition	100.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of directors																																																5
Cash (in Dollars) | $																							$ 5,000,000
Other investment (in Dollars) | $																							16,000,000
Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Lending amount (in Dollars) | $																						3,000,000
Promissory note memorializing the previous funded (in Dollars) | $																						2,000,000
Future advances (in Dollars) | $																						$ 3,000,000
Payments for Other Fees (in Dollars) | $																					$ 3,000,000
Acquire a controlling interest														100.00%
Subsequent Event [Member] | June 2024 and November 2024 Warrants [Member]
Subsequent Events [Line Items]
Restricted shares issued											377,432
Subsequent Event [Member] | June 2024 Warrants [Member]
Subsequent Events [Line Items]
Exercise of warrants											150,000
Subsequent Event [Member] | November 2024 Warrants [Member]
Subsequent Events [Line Items]
Exercise of warrants											351,424
Subsequent Event [Member] | August 2025 Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Restricted shares issued											1,702,070
IPO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Units sold								17,250,000	15,000,000
Price per share (in Dollars per share) | $ / shares									$ 10
Gross proceeds (in Dollars) | $									$ 150,000,000
IPO [Member] | SC Capital II Sponsor LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share) | $ / shares								$ 10
Over-Allotment Option [Member] | Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars) | $									$ 22,500,000
Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Accrue interest rate														8.00%
August 2024 Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																																		$ 2.5
Secured Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount | ₪																																																	₪ 29,750,000
First Quarter [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase units																			5
Second Quarter [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase units																			10
Third Quarter [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase units																			15
2025 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Common stock reserved for issuance																																				3,950,000
2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock										3,095,000
2025 Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of common stock										3,095,000
2025 Plan [Member]
Subsequent Events [Line Items]
Common stock reserved for issuance																																1,950,000							1,950,000
B. Rimon Agencies Ltd. [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of distribute genrators														100.00%
Water.IO Ltd. [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of distribute genrators														67.00%
12 Month of Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Consideration amount (in Dollars) | $														$ 16,000,000
Star 26 Capital Inc. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Cash | $														5,000,000
6 Month of Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Consideration amount (in Dollars) | $														$ 3,000,000
Synthetic Darwin LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise amount (in Dollars) | $											$ 50,000,000
Acquire up to darwin tokens																																																			200,000,000
Issued shares											375,000
Mandragola Joint Venture [Member] | Forecast [Member]
Subsequent Events [Line Items]
Cumulative revenue (in Dollars) | $																		$ 25,000,000
Mandragola Joint Venture [Member] | Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sponsor acquired units																		250,000
Mandragola Joint Venture [Member] | Performance Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																		$ 6
Sponsor acquired units																		350,000
Tiltan Acquisition [Member]
Subsequent Events [Line Items]
Value issued | ₪																																									₪ 1,000,000
Tiltan Acquisition [Member] | Forecast [Member]
Subsequent Events [Line Items]
Installment payables | ₪																	₪ 5,950,000
Shareholder [Member]
Subsequent Events [Line Items]
Value issued | ₪																																									500,000
Nukkleus Inc. [Member]
Subsequent Events [Line Items]
Value issued | ₪																																									₪ 1,000,000
Synthetic Darwin LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Restricted shares issued											375,000
Exercise amount (in Dollars) | $											$ 50,000,000
Sponsor [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sponsor acquire units								255,000	255,000
Menachem Shalom [Member] | 2025 Equity Incentive Plan [Member] | CEO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock										750,000
Menachem Shalom [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | CEO [Member]
Subsequent Events [Line Items]
Shares of common stock										750,000
Reuven Yeganeh [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock										10,000
Reuven Yeganeh [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock										10,000
David Rokach [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock										5,000
David Rokach [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock										5,000
Aviya Volodarsky [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock										5,000
Aviya Volodarsky [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock										5,000
Tomer Nagar [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock										5,000
Tomer Nagar [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock										5,000
Mr.Levi [Member] | Chief Financial Officer [Member] | Forecast [Member]
Subsequent Events [Line Items]
Salary per month (in Dollars) | $							$ 7,500
Mr. Khurshid [Member] | Forecast [Member]
Subsequent Events [Line Items]
Business combination consideration transferred | £																				£ 102,000
Maximum [Member]
Subsequent Events [Line Items]
Percentage of escrow purchase price																																							25.00%		25.00%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Invested company (in Dollars) | $																							21,000,000
Lending amount (in Dollars) | $																							1,800,000
Minimum [Member]
Subsequent Events [Line Items]
Percentage of escrow purchase price																																							25.00%		25.00%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Invested company (in Dollars) | $																							15,000,000
Lending amount (in Dollars) | $																							$ 1,000,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock par valuee (in Dollars per share) | $ / shares									$ 0.0001
Common Stock [Member]
Subsequent Events [Line Items]
Common stock par valuee (in Dollars per share) | $ / shares															$ 0.0001																					$ 0.0001
Shares of common stock																																200,000
Percentage of purchase price				25.00%	25.00%
Convert shares of common stock															10,224																								1,312,494		1,312,494
Purchase of common stock																																1,312,494							1,312,494
Issued shares																											5,629
Common Stock [Member] | 2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock			855,000
Series A Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Dollars) | $															$ 50,000
Redemption price per share (in Dollars per share) | $ / shares															$ 105
Beneficial ownership percentage															9.90%
Liquidation preference value (in Dollars) | $															$ 50,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.